John Deere Owner Trust 2025-B			EXHIBIT 99.2
Statement to Certificateholders

$205,000,000 Class A-1 4.46900% Asset Backed Notes due July 15, 2026
$152,000,000 Class A-2A 4.28% Asset Backed Notes due July 17, 2028
$124,000,000 Class A-2B Floating Rate Asset Backed Notes due July 17, 2028
$235,000,000 Class A-3 4.17% Asset Backed Notes due December 17, 2029
$53,970,000 Class A-4 4.34% Asset Backed Notes due June 15, 2032
$19,745,006 Overcollateralization

One-Month SOFR as of the SOFR Determination Date:			3.70735%
Class A-2B interest rate:			4.00735%

Payment Date:			17-Feb-26

(1)	Amount of principal being paid or distributed:

	(a)	Class A-1 Notes:	$37,653,093.39
		per $1,000 original principal amount:	$183.67

	(b)	Class A-2A Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(c)	Class A-2B Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(d)	Class A-3 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(e)	Class A-4 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(f)	Total:	$37,653,093.39

(2)	(a)	Amount of interest being paid or distributed:

		(i) Class A-1 Notes:	$202,026.48
		per $1,000 original principal amount:	$0.99

		(ii) Class A-2A Notes:	$542,133.33
		per $1,000 original principal amount:	$3.57

		(iii) Class A-2B Notes:	$455,502.12
		per $1,000 original principal amount:	$3.67

		(iv) Class A-3 Notes:	$816,625.00
		per $1,000 original principal amount:	$3.48

		(v) Class A-4 Notes:	$195,191.50
		per $1,000 original principal amount:	$3.62

		(vi) Total:	$2,211,478.43

(3)	(a)	Pool Balance (excluding accrued interest) at end of related Collection Period:	$626,914,080.15

	(b)	Note Value at end of related Collection Period:	$596,377,760.52

	(c)	Amount of Overcollateralization (Note Value less the aggregate principal amount of Notes) at end of related Collection Period:	$19,745,006.00

(4)	After giving effect to distributions on this Payment Date:

	(a)	(i) Outstanding Principal Amount of Class A-1 Notes:	$11,662,754.85
		(ii) A-1 Note Pool Factor:	0.0568915

	(b)	(i) Outstanding Principal Amount of Class A-2A Notes:	$152,000,000.00
		(ii) A-2A Note Pool Factor:	1.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-2B Notes:	$124,000,000.00
		(ii)	A-2B Note Pool Factor:	1.0000000

	(d)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$235,000,000.00
		(ii)	A-3 Note Pool Factor:	1.0000000

	(e)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$53,970,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

(5)	(a)	Amount of Servicing Fee:		$554,592.56
		(i)	per $1,000 original principal amount:	$0.66
	(b)	Amount of Servicing Fee earned:		$554,592.56
	(c)	Amount of Servicing Fee paid:		$554,592.56
	(d)	Amount of Servicing Fee Shortfall:		$0.00

(6)	Amount of Administration Fee:			$100.00

(7)	Amount paid to Indenture Trustee:			$0.00

(8)	Amount paid to Owner Trustee:			$0.00

(9)	Amount paid to Asset Representations Reviewer:
	(a)	Section 5.04 (iii) - Asset Representations Review Fees		$0.00
	(b)	Section 5.04 (ix) - Asset Representations Review Fees		$0.00

(10)	Amount paid to Certificateholder:			$1,771,459.81

(11)	(i)	Amount in Reserve Account:		$7,897,150.06
	(ii)	Specified Reserve Account Balance:		$7,897,150.06

(12)	(i)	Payoff Amount of Receivables 60 days or more past due:		$8,612,442.29
	(ii)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:		1.37%

(13)	(i)	Aggregate amount of net losses for the collection period:		$529,753.38
	(ii)	Cumulative amount of net losses:		$831,021.32
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):		0.10%

(14)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i)	Aggregate Principal Balance of Purchased Receivables:	$1,138,148.94
		(ii)	% of Pool Balance:	0.17%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i)	Aggregate Principal Balance of related Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i)	Aggregate Principal Balance of related Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%